INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Current
- PRC income tax expenses	$ 94,722	$ 48,958	$ 37,721
Deferred
- PRC income tax expenses	(18,218)	(4,305)	(3,655)
Total	$ 76,504	$ 44,653	$ 34,066